Calvert
Global Water Fund
June 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Australia — 2.5%
Reece, Ltd.(1)	309,079	$ 5,473,408
Reliance Worldwide Corp., Ltd.	2,064,394	8,137,890
		$ 13,611,298
Brazil — 3.1%
Cia de Saneamento Basico do Estado de Sao Paulo ADR(1)	818,432	$ 6,056,397
Cia de Saneamento de Minas Gerais	1,568,392	4,884,473
Cia de Saneamento do Parana, PFC Shares	7,133,082	6,009,010
		$ 16,949,880
Canada — 1.5%
Gildan Activewear, Inc.	72,198	$2,664,034
Nutrien, Ltd.(1)	49,607	3,005,793
Stantec, Inc.(1)	57,332	2,558,110
		$8,227,937
Chile — 1.8%
Aguas Andinas S.A., Class A	26,113,182	$5,369,205
Inversiones Aguas Metropolitanas S.A.	7,812,053	4,265,626
		$9,634,831
China — 4.4%
Beijing Enterprises Water Group, Ltd.(2)	15,375,452	$5,825,408
China Everbright Environment Group, Ltd.	3,815,666	2,162,302
China Lesso Group Holdings, Ltd.	1,790,578	4,420,341
China Water Affairs Group, Ltd.(1)	6,526,421	5,027,409
Guangdong Investment, Ltd.	4,509,427	6,476,948
		$23,912,408
Denmark — 0.5%
Novozymes A/S, Class B	38,797	$2,927,218
		$2,927,218
Finland — 1.8%
Kemira Oyj	464,354	$7,317,365
Valmet Oyj	58,820	2,568,630
		$9,885,995
France — 4.3%
Accor S.A.(2)	66,156	$2,474,473
Eurofins Scientific SE(2)	26,197	2,996,378
L'Oreal S.A.	7,529	3,362,404
Suez S.A.	299,765	7,131,831
Veolia Environnement S.A.	248,017	7,497,768
		$23,462,854
Security	Shares	Value
Germany — 0.9%
GEA Group AG	60,202	$ 2,439,393
Henkel AG & Co. KGaA, PFC Shares	25,397	2,682,277
		$ 5,121,670
Italy — 1.6%
ACEA SpA	166,541	$ 3,850,339
Interpump Group SpA	85,154	5,052,222
		$ 8,902,561
Japan — 9.5%
Ebara Corp.(1)	99,556	$4,903,931
Hitachi Zosen Corp.	605,727	3,908,033
Hulic Reit, Inc.	1,384	2,329,343
Kitz Corp.(1)	543,400	3,694,294
Kurita Water Industries, Ltd.	181,542	8,726,468
Lixil Corp.	337,300	8,728,431
METAWATER Co., Ltd.	190,934	3,630,139
Nihon Trim Co., Ltd.	153,900	5,324,412
Sekisui Chemical Co., Ltd.	145,900	2,498,101
TOTO, Ltd.	93,200	4,828,999
Tsukishima Kikai Co., Ltd.	292,000	3,042,623
		$51,614,774
Netherlands — 1.3%
Aalberts NV	87,973	$4,738,195
Arcadis NV	54,412	2,231,050
		$6,969,245
Singapore — 0.4%
City Developments, Ltd.(1)	410,400	$2,228,710
Hyflux, Ltd.(1)(2)(3)	16,595,483	0
		$2,228,710
South Korea — 1.0%
Coway Co., Ltd.	33,536	$2,340,029
LG Chem, Ltd.	4,130	3,118,521
		$5,458,550
Spain — 1.0%
Acciona S.A.(1)	14,364	$2,169,368
Iberdrola S.A.	245,007	2,987,776
		$5,157,144
Switzerland — 4.8%
Geberit AG	8,112	$6,093,499
Georg Fischer AG	3,530	5,242,078
Roche Holding AG PC	10,518	3,963,580
SGS S.A.	935	2,886,780

Calvert
Global Water Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Sika AG(1)	9,717	$ 3,183,655
Sulzer AG	34,828	4,819,213
		$ 26,188,805
Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	181,294	$ 3,904,715
		$ 3,904,715
Thailand — 1.6%
TTW PCL, Foregin Shares	13,207,100	$ 4,820,932
WHA Utilities and Power PCL, Foreign Shares	29,067,000	3,991,096
		$8,812,028
United Kingdom — 8.8%
CNH Industrial NV(1)	167,151	$2,794,765
Croda International PLC	28,289	2,885,311
Ferguson PLC	44,089	6,133,978
Genuit Group PLC	490,664	4,164,370
Halma PLC	76,114	2,835,644
Mondi PLC	105,010	2,764,732
Pennon Group PLC	467,092	7,340,455
Rotork PLC	1,008,493	4,756,451
Severn Trent PLC	207,268	7,175,144
United Utilities Group PLC	524,488	7,079,122
		$47,929,972
United States — 47.7%
Advanced Drainage Systems, Inc.	44,872	$5,230,729
American States Water Co.	80,899	6,436,325
American Water Works Co., Inc.	52,838	8,143,921
Badger Meter, Inc.	85,181	8,357,960
Ball Corp.	36,358	2,945,725
Brookfield Renewable Corp., Class A	61,057	2,560,731
California Water Service Group	112,796	6,264,690
Chemed Corp.	10,642	5,049,629
CMS Energy Corp.	46,043	2,720,220
Cousins Properties, Inc.	68,051	2,502,916
Danaher Corp.	13,790	3,700,684
Ecolab, Inc.	52,002	10,710,852
Energy Recovery, Inc.(2)	356,167	8,113,484
Entegris, Inc.	25,018	3,076,464
Essential Utilities, Inc.	156,806	7,166,034
Evoqua Water Technologies Corp.(2)	269,138	9,091,482
Flowserve Corp.	118,045	4,759,574
Forterra, Inc.(2)	162,326	3,816,284
Fortune Brands Home & Security, Inc.	53,839	5,362,903
Franklin Electric Co., Inc.	55,791	4,497,870
Security	Shares	Value
United States (continued)
Gorman-Rupp Co. (The)	103,221	$ 3,554,931
Hawkins, Inc.	195,850	6,414,088
Hyatt Hotels Corp., Class A(2)	30,036	2,331,995
IDEX Corp.	44,531	9,799,047
IDEXX Laboratories, Inc.(2)	5,718	3,611,203
Intel Corp.	63,337	3,555,739
Itron, Inc.(2)	25,686	2,568,086
Levi Strauss & Co., Class A	84,987	2,355,840
Lindsay Corp.	26,321	4,350,335
Masco Corp.	93,586	5,513,151
Middlesex Water Co.	67,743	5,536,635
Minerals Technologies, Inc.	27,045	2,127,630
Mondelez International, Inc., Class A	52,821	3,298,143
Mueller Industries, Inc.	99,269	4,299,340
Mueller Water Products, Inc., Class A	308,191	4,444,114
NIKE, Inc., Class B	25,836	3,991,404
Nucor Corp.	29,665	2,845,764
Parker-Hannifin Corp.	10,201	3,132,829
Pentair PLC	139,218	9,395,823
Procter & Gamble Co. (The)	27,937	3,769,539
Rexnord Corp.	177,501	8,882,150
Roper Technologies, Inc.	7,041	3,310,678
Sherwin-Williams Co. (The)	11,580	3,154,971
SJW Group	93,438	5,914,625
Tetra Tech, Inc.	75,340	9,194,494
Trimble, Inc.(2)	37,696	3,084,664
Valmont Industries, Inc.	19,954	4,710,142
Watts Water Technologies, Inc., Class A	61,745	9,009,213
Xylem, Inc.	86,612	10,389,976
York Water Co. (The)	103,024	4,666,987
		$259,722,013
Total Common Stocks (identified cost $368,174,265)		$540,622,608

Calvert
Global Water Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$630	$ 617,413
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(5)(6)	284	268,954
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(5)(6)	366	331,171
Total High Social Impact Investments (identified cost $1,280,000)		$ 1,217,538

Short-Term Investments — 1.7%

Affiliated Fund — 0.1%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(7)	667,143	$ 667,143
Total Affiliated Fund (identified cost $667,143)		$ 667,143

Securities Lending Collateral — 1.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(8)	8,802,776	$ 8,802,776
Total Securities Lending Collateral (identified cost $8,802,776)		$ 8,802,776
Total Short-Term Investments (identified cost $9,469,919)		$ 9,469,919

Total Investments — 101.1% (identified cost $378,924,184)	$551,310,065
Other Assets, Less Liabilities — (1.1)%	$ (6,141,981)
Net Assets — 100.0%	$545,168,084

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $23,848,287 and the total market value of the collateral received by the Fund was $25,288,878, comprised of cash of $8,802,776 and U.S. government and/or agencies securities of $16,486,102.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	May be deemed to be an affiliated company.
(5)	Restricted security. Total market value of restricted securities amounts to $1,217,538, which represents 0.2% of the net assets of the Fund as of June 30, 2021.
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2021.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(8)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2021, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	45.0%
Utilities	27.0
Materials	10.5
Information Technology	5.0
Consumer Discretionary	4.4
Health Care	3.6
Consumer Staples	2.4
Real Estate	1.3
High Social Impact Investments	0.2
Total	99.4%

Calvert
Global Water Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$630,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	284,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	366,000

Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PCL	– Public Company Limited
PFC Shares	– Preference Shares
At June 30, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $1,284,556, which represents 0.2% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes:
1.50%, 12/15/20(1)	$1,317,403	$ —	$ (1,324,116)	$ —	$ 6,713	$ —	$ 4,138	$ —
1.50%, 12/15/23(1)	—	630,000	—	—	(12,587)	617,413	5,145	630,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	1,005,664	34,471,006	(34,809,318)	(310)	101	667,143	904	667,143
Totals				$(310)	$ (5,773)	$1,284,556	$10,187

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks
Australia	$ —	$13,611,298	$ —	$13,611,298
Brazil	16,949,880	—	—	16,949,880
Canada	8,227,937	—	—	8,227,937
Chile	9,634,831	—	—	9,634,831
China	—	23,912,408	—	23,912,408
Denmark	—	2,927,218	—	2,927,218
Finland	—	9,885,995	—	9,885,995
France	—	23,462,854	—	23,462,854
Germany	—	5,121,670	—	5,121,670
Italy	—	8,902,561	—	8,902,561

Calvert
Global Water Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3(1)	Total
Japan	$ —	$51,614,774	$ —	$51,614,774
Netherlands	—	6,969,245	—	6,969,245
Singapore	—	2,228,710	0	2,228,710
South Korea	—	5,458,550	—	5,458,550
Spain	—	5,157,144	—	5,157,144
Switzerland	—	26,188,805	—	26,188,805
Taiwan	—	3,904,715	—	3,904,715
Thailand	—	8,812,028	—	8,812,028
United Kingdom	2,794,765	45,135,207	—	47,929,972
United States	259,722,013	—	—	259,722,013
Total Common Stocks	$297,329,426	$243,293,182(2)	$0	$540,622,608
High Social Impact Investments	$ —	$1,217,538	$ —	$1,217,538
Short-Term Investments:
Affiliated Fund	—	667,143	—	667,143
Securities Lending Collateral	8,802,776	—	—	8,802,776
Total Investments	$306,132,202	$245,177,863	$0	$551,310,065

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2021 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.